U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1    Name and Address of Issuer:

         Principal Mutual Life Insurance Company Separate Account B The Principal Financial Group
         Des Moines, IA  50392-0200

2    Name of each series or class of funds for which this notice is filed:
         N/A

3    Investment Company Act File Number: 811-02091
     Securities Act File Number:02-37988, 02-78001, 33-74232, 33-44670, 33-44565

4    Last day of fiscal year for which this notice if filed:
         December 31, 1996

5 Check box if this notice is being filed more than 180 days after the close of the issuer purposes of reporting securities sold after the close of the fiscal year but before term issuer's 24f-2 declaration:
         N/A

6 Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:
         N/A

7 Number and amount of securities of the same class or series which had been registered un Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but whi unsold at the beginning of the fiscal year:
         None

8 Number and amount of securities registered during the fiscal year other than pursuant to 24f-2:
         None

9    Number and aggregate sale price of securities sold during the fiscal year:

                02-37988            11,898                         852,606
                02-78001         1,047,235                       6,148,679
                33-44565         8,748,935                      12,407,760
                33-44670        62,088,480                      84,388,901
                33-74232        48,437,412                     641,527,014
                               120,333,960     Common Stock    745,324,960

10 Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                02-37988            11,898                         852,606
                02-78001         1,047,235                       6,148,679
                33-44565         8,748,935                      12,407,760
                33-44670        62,088,480                      84,388,901
                33-74232        48,437,412                     641,527,014
                               120,333,960     Common Stock    745,324,960

11   Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):

     Included in response to Item 9.

12   Calculation of registration fee:

     (i)  Aggregate  sale price of  securities  sold  during the fiscal  year in
          reliance on rule 24f-2 (from Item 10):                    $745,324,960

     (ii) Aggregate   price  of  shares  issued  in  connection   with  dividend
          reinvestment plans (from Item 11, if applicable):                  + 0

     (iii)Aggregate  price of shares  redeemed or repurchased  during the fiscal
          year (if applicable):                                      328,949,235

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filling fees pursuant to rule 24e-2 (if
          applicable):                                                         0

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 {line (i), plus line (ii), less line
          (iii), plus line (iv)} (if applicable):                    416,375,725

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or
          other applicable law or regulation:                           1 / 3300

                (vii)   Fee Due:                                     $126,174.46

                THE 24F-2 FEE IS PAID BY 33-44565

13 Check box if fees are being remitted to the Commission's lockbox as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)
                X

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 02/26/97



     Signature

     This report has been signed below by the following persons on behalf of the issuer and i capacities and on the dates indicated:



Principal Mutual Life Insurance Company Separate Account B



By      /s/ Joyce Hoffman


        Joyce Hoffman
        Vice President and Corporate Secretary

Attest:



By       /s/ Craig Bassett

        Craig Bassett
        Treasurer

        February 26, 1997








     Securities and Exchange Commission
     450 Fifth Street, NW
     Washington, D.C.  20549


     Re  Principal Mutual Life Insurance Company Separate Account B


     In my capacity as Counsel of Principal Mutual Life Insurance Company Separate Account B, I have supervised the preparation of the Rule 24f-2 Notice for the Separate Account under the Investment Company Act of 1940 and have reviewed the legality of the securities which are to be registered thereunder. Based upon examination of such corporate records and matters of fact and law as deemed necessary, I am of the opinion that such securities were legally issued, fully paid and non-assessable.

     I consent to the filing of this opinion as an exhibit to the Rule 24f-2 Notice for the Separate Account under the Investment Company Act of 1940.

     Sincerely

     MICHAEL D. ROUGHTON


     Michael D. Roughton
     Counsel

     MDR/klm